Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets Table
The following table presents the gross carrying amount and accumulated amortization of other intangible assets:

	December 31,
thousands	2015	2014
Gross carrying amount	$868,035	$892,555
Accumulated amortization	(35,908)	(7,698)
Other intangible assets	$832,127	$884,857